(Delaware Emerging Markets Debt Fund)
What are the Fund's investment objectives?
Delaware Emerging Markets Debt Fund primarily seeks current income and, secondarily, capital appreciation.
What are the Fund's fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

The Fund's distributor, Delaware Distributor, L.P. (Distributor), has voluntarily agreed to waive 12b-1 fees for the Fund's Class A, Class C, and Class R shares from Nov. 27, 2015 until such time as the voluntary expense cap is discontinued. The Distributor's waivers and/or reimbursements may be discontinued at any time because they are voluntary.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (Delaware Emerging Markets Debt Fund)	Class A	Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as apercentage of offering price	4.50%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Delaware Emerging Markets Debt Fund)		Class A	Class C	Class R	Institutional Class
Management fees		0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none
Dividends on short sales and interest expense		0.13%	0.13%	0.13%	0.13%
Other expenses		0.89%	0.89%	0.89%	0.89%
Total annual fund operating expenses		2.02%	2.77%	2.27%	1.77%
Fee waivers and expense reimbursements	[1]	(0.64%)	(0.64%)	(0.64%)	(0.64%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.38%	2.13%	1.63%	1.13%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.00% of the Fund's average daily net assets from Nov. 27, 2015 through Nov. 28, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Delaware Emerging Markets Debt Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	584	996	1,433	2,643
Class C	316	799	1,408	3,053
Class R	166	648	1,157	2,556
Institutional Class	115	495	899	2,031

Expense Example, No Redemption - (Delaware Emerging Markets Debt Fund)	1 Year	3 Years	5 Years	10 Years
Class C | USD ($)	216	799	1,408	3,053

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 288% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in emerging markets debt instruments (80% policy). For purposes of the 80% policy, emerging markets debt instruments include those that are (1) economically tied to an emerging market country or countries, (2) issued or guaranteed by a company, government or government entity domiciled or conducting significant business activities in an emerging market country, (3) derivatives or pooled structures (such as exchange-traded funds (ETFs)) that are linked to emerging markets debt securities, or (4) securities denominated in, or linked to, currencies or interest rates of an emerging market country or countries. Emerging market countries include those currently considered to be developing or emerging countries by the World Bank, the United Nations, the countries' governments, or in the judgment of the Fund's portfolio manager. These debt instruments will be denominated primarily in the currencies of members of the Organization for Economic Cooperation and Development (OECD) and in other emerging markets' currencies and may include a significant percentage of high yield (junk) bonds. While there is no percentage limit on the amount of the Fund's assets that may be invested in high yield (junk) bonds, the portfolio manager generally expects that 50% of the Fund's assets will be invested in high yield bonds.

The Fund may also use a wide variety of derivatives instruments, including credit linked notes, credit default swaps, futures, and options. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the Fund without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund's investment manager, Delaware Management Company (Manager), may also establish short positions in an attempt to isolate, manage, or reduce the risk of individual positions, or positions in the aggregate, or to take advantage of an anticipated deterioration in the creditworthiness of an issuer. The Fund may employ leverage, such as reverse repurchase transactions, to attempt to take advantage of or increase the total return of attractive investment opportunities.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Fixed income risk — The risk that bonds may decrease in value if interest rates increase (interest rate risk), a fund's income will decline because of falling interest rates (income risk), an issuer may be unable to make principal and interest payments when due (credit risk), and a bond may be prepaid prior to maturity (prepayment risk).

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore have less ability to make projected debt payments on the bonds.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Forward foreign currency risk — The use of forward foreign currency exchange contracts may substantially change a portfolio's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Derivatives risk — Derivatives contracts, such as futures, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Short sales risk — The risk that a fund may lose more money than the actual cost of its investment and that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.

Leveraging risk — The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

How has Delaware Emerging Markets Debt Fund performed?

A privately offered fund managed by the Fund's portfolio manager was reorganized into the Fund and the Fund commenced operations on Sept. 30, 2013. This privately offered fund commenced operations on Nov. 3, 2010 and had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the Investment Company Act of 1940 (1940 Act). As a result, the privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance. The Fund's performance for the periods prior to its commencement of operations on Sept. 30, 2013 is that of the privately offered fund. Because the privately offered fund was a master fund that did not charge any management or other asset-based fees, the privately offered fund's performance shown below has been restated, on a one-time basis, to reflect the fees, expenses, and waivers and reimbursements for each class of the Fund at the commencement of the Fund's operations. If the performance of the privately offered fund had not been restated, the performance for such classes may have been higher than the performance shown in the bar chart and average annual total returns table below.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of Sept. 30, 2015, the Fund's Class A shares had a calendar year-to-date return of -2.15%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 6.36% for the quarter ended March 31, 2012, and its lowest quarterly return was -3.32% for the quarter ended December 31, 2014. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2014
Average Annual Total Returns - (Delaware Emerging Markets Debt Fund)	1 Year	Lifetime [1]
Class A	(3.12%)	5.49%
Class A | return after taxes on distributions	(5.46%)	4.76%
Class A | return after taxes on distributions and sale of Fund shares	(1.72%)	3.93%
Class C	0.08%	5.96%
Class R	1.31%	6.43%
Institutional Class	1.59%	6.90%
J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified (reflects no deduction for fees,expenses, or taxes)	4.96%	5.23%
[1]	(11/3/10-12/31/14)

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.